American Century Investments®
Quarterly Portfolio Holdings
Avantis® Short-Term Fixed Income Fund
May 31, 2024

Avantis Short-Term Fixed Income Fund - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 76.3%
Aerospace and Defense — 0.3%
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	36,000	35,407
Automobiles — 1.8%
American Honda Finance Corp., 1.00%, 9/10/25	78,000	73,792
General Motors Financial Co., Inc., 4.00%, 1/15/25	20,000	19,794
General Motors Financial Co., Inc., 5.25%, 3/1/26	45,000	44,765
Toyota Motor Corp., 1.34%, 3/25/26	100,000	93,556
		231,907
Banks — 9.1%
Bank of Montreal, 1.85%, 5/1/25	72,000	69,657
Bank of Nova Scotia, 5.25%, 6/12/28	75,000	75,138
Citigroup, Inc., 3.70%, 1/12/26	75,000	73,021
European Bank for Reconstruction & Development, 0.50%, 5/19/25	35,000	33,443
European Investment Bank, 1.375%, 3/15/27	50,000	45,644
Inter-American Development Bank, 3.125%, 9/18/28	50,000	47,044
Kreditanstalt fuer Wiederaufbau, 2.875%, 4/3/28	100,000	93,932
Mitsubishi UFJ Financial Group, Inc., 3.29%, 7/25/27	65,000	61,480
Oesterreichische Kontrollbank AG, 4.25%, 3/1/28	100,000	98,488
PNC Financial Services Group, Inc., 2.20%, 11/1/24	90,000	88,735
Royal Bank of Canada, 6.00%, 11/1/27	75,000	76,872
Santander Holdings USA, Inc., 4.50%, 7/17/25	66,000	64,933
Sumitomo Mitsui Financial Group, Inc., 3.36%, 7/12/27	65,000	61,583
Toronto-Dominion Bank, 1.20%, 6/3/26	105,000	96,778
U.S. Bancorp, 2.40%, 7/30/24	35,000	34,818
Wells Fargo & Co., 3.55%, 9/29/25	36,000	35,113
Wells Fargo & Co., 3.00%, 10/23/26	25,000	23,715
Westpac Banking Corp., 5.46%, 11/18/27	85,000	86,128
		1,166,522
Biotechnology — 0.4%
AbbVie, Inc., 3.80%, 3/15/25	50,000	49,335
Building Products — 0.2%
Owens Corning, 3.40%, 8/15/26	28,000	26,789
Capital Markets — 11.2%
Ameriprise Financial, Inc., 2.875%, 9/15/26	98,000	93,034
ARES Management Corp., 6.375%, 11/10/28	75,000	77,979
Bank of New York Mellon Corp., 3.25%, 9/11/24	98,000	97,381
Bank of New York Mellon Corp., 3.85%, 4/26/29	100,000	95,333
BlackRock, Inc., 3.20%, 3/15/27	100,000	95,829
Brookfield Finance, Inc., 3.90%, 1/25/28	75,000	71,671
Charles Schwab Corp., 3.85%, 5/21/25	66,000	64,989
CME Group, Inc., 3.00%, 3/15/25	110,000	108,020
Franklin Resources, Inc., 2.85%, 3/30/25	100,000	97,874
Goldman Sachs Group, Inc., 3.75%, 5/22/25	66,000	64,873
Intercontinental Exchange, Inc., 3.75%, 12/1/25	50,000	48,829
Intercontinental Exchange, Inc., 3.10%, 9/15/27	50,000	46,969
Jefferies Financial Group, Inc., 5.875%, 7/21/28	75,000	75,412
Lazard Group LLC, 4.50%, 9/19/28	75,000	72,483
Morgan Stanley, 3.875%, 1/27/26	75,000	73,183
Nasdaq, Inc., 5.35%, 6/28/28	75,000	75,403

S&P Global, Inc., 2.70%, 3/1/29	100,000	90,125
State Street Corp., 3.55%, 8/18/25	86,000	84,376
		1,433,763
Chemicals — 1.3%
Ecolab, Inc., 2.70%, 11/1/26	95,000	90,027
Mosaic Co., 5.375%, 11/15/28	75,000	75,031
		165,058
Commercial Services and Supplies — 0.8%
Cintas Corp. No. 2, 3.45%, 5/1/25	100,000	98,236
Consumer Finance — 1.1%
American Express Co., 2.25%, 3/4/25	75,000	73,192
Capital One Financial Corp., 4.25%, 4/30/25	66,000	65,168
		138,360
Consumer Staples Distribution & Retail — 1.6%
Dollar Tree, Inc., 4.00%, 5/15/25	66,000	65,069
Sysco Corp., 3.30%, 7/15/26	45,000	43,200
Target Corp., 1.95%, 1/15/27	100,000	93,031
		201,300
Containers and Packaging — 0.1%
Packaging Corp. of America, 3.65%, 9/15/24	13,000	12,918
Diversified REITs — 2.5%
Digital Realty Trust LP, 4.45%, 7/15/28	75,000	72,507
Extra Space Storage LP, 5.70%, 4/1/28	75,000	75,839
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	75,000	66,029
Mid-America Apartments LP, 3.60%, 6/1/27	50,000	47,859
Ventas Realty LP, 3.85%, 4/1/27	65,000	62,345
		324,579
Electric Utilities — 4.3%
Baltimore Gas & Electric Co., 2.40%, 8/15/26	64,000	60,399
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	36,000	35,561
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	100,000	93,613
Cleco Corporate Holdings LLC, 3.74%, 5/1/26	61,000	58,768
DTE Electric Co., 3.375%, 3/1/25	100,000	98,301
Duke Energy Progress LLC, 3.25%, 8/15/25	24,000	23,422
Edison International, 4.125%, 3/15/28(1)	75,000	71,457
Emera U.S. Finance LP, 3.55%, 6/15/26	62,000	59,336
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29	50,000	51,252
		552,109
Electronic Equipment, Instruments and Components — 1.0%
Avnet, Inc., 6.25%, 3/15/28	50,000	51,206
Flex Ltd., 3.75%, 2/1/26	47,000	45,503
Keysight Technologies, Inc., 4.55%, 10/30/24	36,000	35,791
		132,500
Energy Equipment and Services — 0.8%
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	104,000	99,056
Financial Services — 1.5%
Equitable Holdings, Inc., 4.35%, 4/20/28	50,000	48,026
Global Payments, Inc., 4.95%, 8/15/27	50,000	49,359
National Rural Utilities Cooperative Finance Corp., 3.40%, 2/7/28	50,000	47,212
National Rural Utilities Cooperative Finance Corp., 1.00%, 10/18/24	50,000	49,109
		193,706
Food Products — 1.3%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	29,000	27,678
Hershey Co., 2.05%, 11/15/24	36,000	35,447
Hormel Foods Corp., 0.65%, 6/3/24	60,000	60,000

Tyson Foods, Inc., 4.00%, 3/1/26	45,000	43,905
		167,030
Gas Utilities — 0.5%
Southern California Gas Co., 3.15%, 9/15/24	63,000	62,507
Ground Transportation — 0.4%
Ryder System, Inc., 2.50%, 9/1/24	36,000	35,716
Ryder System, Inc., 3.35%, 9/1/25	18,000	17,505
		53,221
Health Care Equipment and Supplies — 1.5%
DH Europe Finance II SARL, 2.20%, 11/15/24	100,000	98,581
Medtronic Global Holdings SCA, 4.25%, 3/30/28	100,000	97,411
		195,992
Health Care Providers and Services — 2.0%
Cardinal Health, Inc., 3.50%, 11/15/24	69,000	68,245
Humana, Inc., 3.95%, 3/15/27	65,000	62,679
UnitedHealth Group, Inc., 2.375%, 8/15/24	100,000	99,329
Universal Health Services, Inc., 1.65%, 9/1/26	30,000	27,376
		257,629
Hotels, Restaurants and Leisure — 1.6%
Booking Holdings, Inc., 3.65%, 3/15/25	97,000	95,648
Hyatt Hotels Corp., 4.85%, 3/15/26	45,000	44,534
Marriott International, Inc., 5.00%, 10/15/27	60,000	59,685
		199,867
Industrial Conglomerates — 0.8%
3M Co., 2.65%, 4/15/25	100,000	97,514
Insurance — 6.1%
American International Group, Inc., 4.20%, 4/1/28	75,000	72,179
Aon Global Ltd., 3.875%, 12/15/25	50,000	48,791
Chubb INA Holdings LLC, 3.15%, 3/15/25	100,000	98,234
Lincoln National Corp., 3.80%, 3/1/28	75,000	71,297
Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	100,000	98,529
MetLife, Inc., 3.00%, 3/1/25	75,000	73,625
MetLife, Inc., 3.60%, 11/13/25	34,000	33,214
Progressive Corp., 2.50%, 3/15/27	100,000	93,364
Prudential Financial, Inc., 1.50%, 3/10/26	75,000	70,240
Reinsurance Group of America, Inc., 3.95%, 9/15/26	75,000	72,663
Willis North America, Inc., 4.50%, 9/15/28	50,000	48,353
		780,489
IT Services — 0.7%
International Business Machines Corp., 3.50%, 5/15/29	100,000	93,037
Life Sciences Tools and Services — 0.8%
Thermo Fisher Scientific, Inc., 5.00%, 1/31/29	100,000	100,014
Machinery — 1.4%
Caterpillar Financial Services Corp., 3.30%, 6/9/24	39,000	38,981
Caterpillar Financial Services Corp., 1.45%, 5/15/25	36,000	34,726
John Deere Capital Corp., 4.95%, 7/14/28	25,000	24,971
Stanley Black & Decker, Inc., 6.00%, 3/6/28	75,000	77,285
		175,963
Media — 0.8%
Comcast Corp., 3.375%, 8/15/25	42,000	41,069
Discovery Communications LLC, 4.90%, 3/11/26	60,000	59,231
		100,300
Metals and Mining — 0.2%
ArcelorMittal SA, 4.55%, 3/11/26	20,000	19,617

Oil, Gas and Consumable Fuels — 5.6%
BP Capital Markets PLC, 3.28%, 9/19/27	100,000	94,596
Energy Transfer LP, 3.90%, 7/15/26	70,000	67,743
EOG Resources, Inc., 3.15%, 4/1/25	100,000	98,162
Equinor ASA, 7.25%, 9/23/27	100,000	106,336
Exxon Mobil Corp., 2.71%, 3/6/25	72,000	70,567
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	75,000	74,866
Shell International Finance BV, 3.25%, 5/11/25	66,000	64,766
Targa Resources Corp., 6.15%, 3/1/29	75,000	77,286
Williams Cos., Inc., 4.00%, 9/15/25	66,000	64,705
		719,027
Passenger Airlines — 0.6%
Southwest Airlines Co., 5.125%, 6/15/27	75,000	74,546
Personal Care Products — 0.9%
Estee Lauder Cos., Inc., 2.00%, 12/1/24	36,000	35,383
Kenvue, Inc., 5.50%, 3/22/25	75,000	75,010
		110,393
Pharmaceuticals — 2.2%
Astrazeneca Finance LLC, 1.75%, 5/28/28	100,000	88,374
Merck & Co., Inc., 3.40%, 3/7/29	75,000	70,351
Novartis Capital Corp., 1.75%, 2/14/25	29,000	28,287
Novartis Capital Corp., 3.00%, 11/20/25	27,000	26,250
Royalty Pharma PLC, 1.20%, 9/2/25	78,000	73,870
		287,132
Residential REITs — 1.6%
AvalonBay Communities, Inc., 1.90%, 12/1/28	100,000	87,424
Camden Property Trust, 4.10%, 10/15/28	50,000	47,947
UDR, Inc., 4.40%, 1/26/29	75,000	71,986
		207,357
Retail REITs — 1.0%
Federal Realty OP LP, 3.25%, 7/15/27	65,000	61,134
Kimco Realty OP LLC, 3.30%, 2/1/25	66,000	65,018
		126,152
Semiconductors and Semiconductor Equipment — 2.9%
Intel Corp., 4.875%, 2/10/28	100,000	99,302
KLA Corp., 4.65%, 11/1/24	100,000	99,650
Lam Research Corp., 3.80%, 3/15/25	60,000	59,232
Marvell Technology, Inc., 1.65%, 4/15/26	67,000	62,520
Xilinx, Inc., 2.95%, 6/1/24	50,000	50,000
		370,704
Specialized REITs — 0.9%
American Tower Corp., 3.55%, 7/15/27	65,000	61,593
Crown Castle, Inc., 5.60%, 6/1/29	50,000	50,332
		111,925
Specialty Retail — 2.0%
Home Depot, Inc., 2.125%, 9/15/26	40,000	37,515
Home Depot, Inc., 4.90%, 4/15/29	50,000	49,917
Ross Stores, Inc., 4.60%, 4/15/25	66,000	65,450
TJX Cos., Inc., 2.25%, 9/15/26	110,000	103,457
		256,339
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc., 2.45%, 8/4/26	71,000	67,312
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	36,000	35,736
		103,048

Textiles, Apparel and Luxury Goods — 1.5%
NIKE, Inc., 2.75%, 3/27/27	100,000	94,363
Ralph Lauren Corp., 3.75%, 9/15/25	100,000	97,937
		192,300
Trading Companies and Distributors — 0.2%
Air Lease Corp., 2.875%, 1/15/26	20,000	19,124
TOTAL CORPORATE BONDS (Cost $9,930,893)		9,742,772
U.S. TREASURY SECURITIES — 20.3%
U.S. Treasury Notes, 0.375%, 9/15/24	300,000	295,815
U.S. Treasury Notes, 1.75%, 12/31/24(2)	170,000	166,586
U.S. Treasury Notes, 1.375%, 1/31/25	175,000	170,613
U.S. Treasury Notes, 0.625%, 11/30/27	150,000	130,910
U.S. Treasury Notes, 0.625%, 12/31/27	175,000	152,274
U.S. Treasury Notes, 1.25%, 3/31/28	210,000	185,645
U.S. Treasury Notes, 1.25%, 4/30/28	250,000	220,513
U.S. Treasury Notes, 1.25%, 6/30/28	550,000	482,840
U.S. Treasury Notes, 1.00%, 7/31/28	500,000	433,281
U.S. Treasury Notes, 1.375%, 12/31/28	290,000	252,561
U.S. Treasury Notes, 2.375%, 5/15/29	110,000	99,675
TOTAL U.S. TREASURY SECURITIES (Cost $2,625,640)		2,590,713
U.S. GOVERNMENT AGENCY SECURITIES — 2.2%
FHLB, 0.375%, 9/4/25	25,000	23,634
FHLB, 1.25%, 12/21/26	100,000	91,741
FNMA, 0.375%, 8/25/25	25,000	23,610
FNMA, 1.875%, 9/24/26	100,000	93,620
Tennessee Valley Authority, 0.75%, 5/15/25	48,000	46,030
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $290,888)		278,635
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	60,914	60,914
State Street Navigator Securities Lending Government Money Market Portfolio(3)	73,500	73,500
TOTAL SHORT-TERM INVESTMENTS (Cost $134,414)		134,414
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $12,981,835)		12,746,534
OTHER ASSETS AND LIABILITIES — 0.2%		22,491
TOTAL NET ASSETS — 100.0%		$12,769,025

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	2	September 2024	$211,594	$121
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FNMA	–	Federal National Mortgage Association
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $71,457. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $158,747.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $73,500.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$9,742,772	—
U.S. Treasury Securities	—	2,590,713	—
U.S. Government Agency Securities	—	278,635	—
Short-Term Investments	$134,414	—	—
	$134,414	$12,612,120	—
Other Financial Instruments
Futures Contracts	$121	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.